Accumulated Other Comprehensive (Loss) Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 1,825,791	$ 1,796,304
Other comprehensive income (loss)	651	(24,137)
Ending balance	1,760,514	1,842,695
Total accumulated comprehensive loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(28,512)	(7,769)
Ending balance	(27,861)	(31,906)
Pension and post-retirement benefit plan adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(9,218)	(12,799)
Other comprehensive income (loss)	0	0
Ending balance	(9,218)	(12,799)
Share of affiliates' comprehensive income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(19,294)	5,030
Other comprehensive income (loss)	651	(24,137)
Ending balance	$ (18,643)	$ (19,107)